Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
VIE total assets		$ 2,180,629	$ 2,202,685
VIE total liabilities		934,265	969,611
Interest expense		56,141	64,915	$ 48,003
Net cash used in financing activities		126,013	(7,099)	$ 128,225
OCY Aurora Ltd
Variable Interest Entity [Line Items]
VIE total assets		0	49,000
VIE total liabilities			42,500
VIE
Variable Interest Entity [Line Items]
VIE total assets		128,000	179,800
VIE total liabilities		$ 26,200	61,400
Variable Interest Entity, Primary Beneficiary, PT Navigator Khatulistiwa
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage		49.00%
VIE total assets		$ 127,200	130,100
VIE total liabilities		25,800	18,300
Variable Interest Entity, Primary Beneficiary, OCY Aurora Ltd
Variable Interest Entity [Line Items]
VIE total assets		0	388
VIE total liabilities		$ 0	42,537
Operating lease term		13 years
Call option commencement, period post effective date of lease		5 years
Call option initial value		$ 44,800
Interest expense		1,700	3,200
Net cash used in financing activities		$ 48,900	$ 6,800
Variable Interest Entity, Primary Beneficiary, Navigator Crewing Philippines Inc.
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	25.00%
Variable Interest Entity, Primary Beneficiary, Navigator Support Services Philippines Inc.
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	40.00%